Income Taxes	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Income Tax Disclosure [Abstract]
Income Taxes
6.	Income Taxes

Deferred taxes are recorded for all existing temporary differences in the Company’s assets and liabilities for income tax and financial reporting purposes. Due to the valuation allowance for deferred tax assets, as noted below, there were no net deferred tax benefit or expense for the quarter ended September 30, 2016.

There is no current or deferred income tax expense or benefit allocated to continuing operations for the quarter ended September 30, 2016.

The provision for income taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The items causing this difference are as follows:

	September 30, 2016	June 30, 2016
Tax expense (benefit) at U.S. statutory rate	$(119,460)	$(146,889)
State income tax expense (benefit), net of federal benefit	(17,568)	(21,659)
Effect of non-deductible expenses
Other
Change in valuation allowance	137,028	168,548
	$—	$—

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at September 30, 2016 were as follows:

Deferred tax assets (liability), noncurrent:
Net operating loss	$528,876
Valuation allowance	(528,876)
$—

Change in valuation allowance:

Balance, June 30, 2016	$391,848
Increase in valuation allowance	137,028
Balance, September 30, 2016	528,876

Since management of the Company believes that it is more likely than not that the net deferred tax assets will not provide future benefit, the Company has established a 100 percent valuation allowance on the net deferred tax assets as of September 30, 2016.

As of September 30, 2016, the Company had federal and state net operating loss carry-forwards totaling approximately $1,355,679 which begin expiring in 2022.

6.	Income Taxes

Deferred taxes are recorded for all existing temporary differences in the Company’s assets and liabilities for income tax and financial reporting purposes. Due to the valuation allowance for deferred tax assets, as noted below, there were no net deferred tax benefit or expense for the year ended June 30, 2016.

There is no current or deferred income tax expense or benefit allocated to continuing operations for the year ended June 30, 2016.

The provision for income taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The items causing this difference are as follows:

	June 30, 2016	June 30, 2015
Tax expense (benefit) at US. statutory rate	$(146,889)	$(79,200)
State income tax expense (benefit): net of federal benefit	$(21,659)	$(11,700)
Effect of non-deductible expenses
Other
Change in valuation allowance	$168,548	$90,900
	$—	$—

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at June 30, 2016 are as follows:

Deferred tax assets (liability), noncurrent:
Net operating loss	$431,923
Valuation allowance	(431,923)
$—

Change in valuation allowance:

Balance, June 30, 2015	$223,300
Increase in valuation allowance	168,548
Balance, June 30, 2016	391,848

Since management of the Company believes that it is more likely than not that the net deferred tax assets will not provide future benefit, the Company has established a 100 percent valuation allowance on the net deferred tax assets as of June 30, 2016.

As of June 30, 2016, the Company had federal and state net operating loss carry-forwards totaling approximately $1,004,000 which begin expiring in 2022.